Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Earnings Per Share
Basic earnings per share
The calculation of basic earnings per share is based on:

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Profit attributable to equity holders of the Company	272,673	218,581	285,518	40,193

Weighted average number of ordinary shares	40,858,290	40,858,290	40,858,290	40,858,290

Diluted earnings per share
The weighted average number of ordinary shares adjusted for the effect of unissued ordinary shares under the Share Option Scheme is determined as follows:

	31.12.202 1	31.12.202 2	31.12.2023
Weighted average number of shares issued, used in the calculation of basic earnings per share	40,858,290	40,858,290	40,858,290
Diluted effect of share options	—	—	—

Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	40,858,290